Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation

2.1 Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis. Unless otherwise stated, the consolidated financial statements are presented in Euro and all values are rounded to the nearest EUR (€), except per share amounts.

Going concern

2.2 Going concern

Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases. These therapies will need to go through clinical development trials to achieve regulatory approval for commercialization. Therefore, Pharvaris is incurring annual research and development and other operating costs, and has no revenues to date. As such, Pharvaris anticipates on-going negative operating cash flows for the foreseeable future before the company has a product candidate ready for commercialization, if at all. This makes the Group dependent on external capital sources, debt capital and equity capital. Historically, the Group has obtained financing primary through the offering of equity securities.

As of December 31, 2022 and 2021, the Group had cash and cash equivalents of €161.8 million and €209.4 million, respectively. The Group incurred net losses of €76.3 million, €42.7 million and €26.0 million in 2022, 2021 and 2020, respectively, and negative operating cash flows of €67.2 million, €44.6 million and €21.5 million in 2022, 2021 and 2020 respectively.

The Group does not expect positive operating cash flows in the foreseeable future and remains dependent on additional financing to fund its research and development expenses, general and administrative expenses and financing costs. The Group believes that the available cash balances are sufficient to execute the Group’s operating plan and strategies and to meet the anticipated working capital requirements and settle all expected liabilities for at least twelve months from the issuance date of these consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

The future viability of the Group is dependent on its ability to successfully develop and commercialize its products and its ability to raise additional capital to finance its operations. The Group will need to finance its operations through public or private securities offerings, debt financings or other sources, which may include licensing, collaborations or other strategic transactions or arrangements. Although the Group has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Group, if at all. If the Group is unable to obtain funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs for product candidates, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations.

Basis of consolidation

2.3 Basis of consolidation

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. Intra-group balances and transactions are eliminated in the consolidation.

Segment reporting

2.4 Segment reporting

Operating segments are identified based on whether the allocation of resources and/ or the assessment of performance of a particular component of Group’s activities are regularly reviewed as a separate operating segment by Group’s Chief Operating Decision Maker, or CODM. By these criteria, the activities of Pharvaris are considered to be one segment which comprises the discovery, development and commercialization of oral bradykinin B2 receptor antagonists and the segmental analysis is the same as the analysis for Pharvaris as a whole. The Board of directors is identified as the CODM and reviews the consolidated operating results regularly to make decisions about the resources and to assess overall performance.

Foreign currencies

2.5 Foreign currencies

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates. The Group’s consolidated financial statements are presented in Euro, which is also the functional currency of Pharvaris N.V.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Upon consolidation, the assets and liabilities of foreign operations are translated into Euro at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the average exchange rate of the fiscal period. The exchange differences arising on translation for consolidation are recognized directly in other comprehensive income.

Notes to the cash flow statement	2.6 Notes to the cash flow statement The cash flow statement has been prepared using the indirect method. The cash and cash equivalents disclosed in the cash flow statement comprises of cash at bank.
Property, Plant and Equipment

2.7 Property, Plant and Equipment

Property, plant and equipment comprises office equipment. Property, plant and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.

Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

•
Office equipment 3-5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is larger than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with the carrying amount and are recognized in the consolidated statements of loss and comprehensive loss.

Financial instruments Recognition and measurement

2.8 Financial instruments Recognition and measurement

Financial assets

Initial recognition and measurement

Financial assets are initially measured at fair value. After the initial measurement, the gains and losses are either recognized in profit and loss, or recognized in other comprehensive income.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Financial assets are included in Group’s consolidated statements of financial position when Pharvaris becomes a party to the contractual provisions of the instrument.

Transaction costs of equity transactions are either accounted for as a deduction from equity, but only to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided or are deferred on the balance sheet until the equity instrument is recognized. The costs of an equity transaction that is abandoned are recognized as an expense.

Subsequent measurement

Financial assets are subsequently measured at amortized cost. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of loss and comprehensive loss when the asset is derecognized, modified or impaired.

For the year ended December 31, 2022, the Group had the following financial assets to be measured at amortized cost:

•
Cash and cash equivalents
•
Receivables

Derecognition

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and where the Group has transferred substantially all risks and rewards of ownership.

Financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade payables and accrued liabilities.

Subsequent measurement

After initial recognition, trade payables and accrued liabilities are subsequently measured at amortized cost. Gains and losses are recognized in the consolidated statements of loss and comprehensive loss.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or is expired.

Receivables

2.9 Receivables

Receivables are recognized initially at fair value and subsequently measured at amortized cost. If payment of the receivable is postponed under an extended payment deadline, fair value is measured on the basis of the discounted value of the expected payments. When a receivable is uncollectible, it is written off against the allowance account for receivables.

Cash and cash equivalents	2.10 Cash and cash equivalents Cash and cash equivalents comprise bank balances.
Equity

2.11 Equity

The Group classifies an instrument, or its component parts, on initial recognition as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

An instrument is classified as a financial liability when it is either (i) a contractual obligation to deliver cash or another financial asset to another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group; or (ii) a contract that will or may be settled in the Group’s own equity instruments and is a non-derivative for which the Group is or may be obliged to deliver a variable number of the Group’s own equity instruments or a derivative that will or may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments. An equity instrument is defined as any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. An instrument is an equity instrument only if the issuer has an unconditional right to avoid settlement in cash or another financial asset.

Ordinary shares

Ordinary shares are classified as equity.

Preferred shares

Preferred shares are equity classified as result of:

•
The lack of contractual obligation to deliver cash or another financial asset to another entity, or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group.
•
No contractual obligation to transfer an amount (dividend) independent of the entity’s available economic resources.

Pursuant to the shareholders’ agreement, all of the outstanding preferred shares were automatically converted into ordinary shares upon the consummation of the IPO. The conversion rate for the preferred shares is calculated by reference to the original issue price of relevant preferred shares, adjusted for certain anti-dilution protections.

The Group issued three classes of preferred shares, convertible preferred shares A, the convertible preferred shares B and the convertible preferred shares C. The dividend preference is noncumulative and is only applicable when the general meeting of shareholder’s decides to make a profit distribution (Note 12).

Convertible Preferred shares A, convertible preferred shares B and convertible preferred shares C

Preferred shares A, preferred shares B and preferred shares C have a dividend preference over ordinary shares. In addition, preferred shares A, preferred shares B and preferred shares C have an anti-dilution protection that is not applicable for ordinary shares. The anti-dilution protection is under the full control of the Group and does not affect the equity classification of the preferred shares A, preferred shares B and preferred shares C. Per December 31, 2022 there were no outstanding preferred shares.

Preferred shares A, preferred shares B and preferred shares C qualify as equity. Dividends paid on the preference shares are treated as profit appropriation.

Trade and other payables

2.12 Trade and other payables

Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers.

Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer).

If not, they are presented as non-current liabilities.

IFRS 16 Leases

2.13 IFRS 16 Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

•
leases of low value assets; and
•
leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, using the Group’s incremental borrowing rate at commencement of the lease.

On initial recognition, the carrying value of the lease liability also includes:

•
any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of termination option being exercised.

Right of use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for:

•
lease payments made at or before commencement of the lease;
•
initial direct costs incurred; and
•
the amount of any provision recognized where the Group is contractually required to dismantle, remove or restore the leased asset.

Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease.

When the Group revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the payments to be made over the revised term, which are discounted using an updated discount rate

Current and deferred income tax

2.14 Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax effects are recognized in the consolidated statements of loss and comprehensive loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences and/or tax losses carried forward can be utilized.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. Deferred tax balances are not discounted.

Share-based payment

2.15 Share-based payment

The Company operates an equity-settled share-based compensation plan, under which it receives services as consideration for equity instruments (options or restricted stock units) of the Company. The fair value of these equity instruments granted in exchange for the services received from the participants is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options or restricted stock units granted. The fair value is measured at the date of grant using the Black-Scholes formula.

Service and non-market performance vesting conditions are included in the assumptions about the number of equity instruments that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. The Group recognizes the impact of the revision to previous estimates, if any, in the consolidated statements of loss and comprehensive loss, with a corresponding adjustment to equity.

When options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

Expenses

2.16 Expenses

Research and development expenses

Research activities undertaken with the prospect of gaining new scientific knowledge and understanding are expensed as incurred. Development expenses are capitalized only if the cost involved can be measured reliably, the product or process under development is technically feasible, future economic benefits are probable and the Group has the intention and resources to complete development and use or sell it. Due to the regulatory environment and other types of uncertainty, management has determined that the criteria for capitalizing development costs to intangible assets, as set out in IAS 38, have not been met and therefore the Group has not capitalized any development expenses in 2022 or 2021. See Note 3 for information relating to research and development expenses incurred in the reporting period.

At each balance sheet date, the Group estimates the level of services performed by the vendors and the associated cost incurred for the services performed.

General and administrative expenses

Expenses are recognized in Group’s consolidated statements of loss and comprehensive loss as expenses when incurred.

Personnel expenses

Wages and salaries, social security contributions, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee provide the associated services.

The group’s pension plans are classified as defined contribution plans, and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are incurred, and outstanding contributions are included in other payables.

New and amended standards and interpretations

2.17 New and amended standards and interpretations

Reference to the Conceptual Framework – Amendments to IFRS 3

In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to a previous version of the IASB’s Conceptual Framework (the 1989 Framework) with a reference to the current version issued in March 2018 (the Conceptual Framework) without significantly changing its requirements. The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date. Effective for annual periods beginning on or after January 1, 2022. The Group assessed the amendment and found no material impact for the year ended December 31, 2022.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment (PP&E), any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. Effective for annual periods beginning on or after January 1, 2022. The Group assessed the amendment and found no material impact for the year ended December 31, 2022.

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a ‘directly related cost approach’. The costs that relate directly to a contract to provide goods or services include both incremental costs (e.g., the costs of direct labor and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfill the contract as well as costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. Effective for annual periods beginning on or after January 1, 2022. The Group assessed the amendment and found no material impact for the year ended December 31, 2022.

Standards issued but not yet effective

2.18 Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.

The Group intends to adopt these standards, if applicable, when they become effective.

Non-current Liabilities with Covenants (Amendments to IAS 1)

On October 31, 2022, the IASB issued amendments to IAS 1 - Non-current Liabilities with Covenants. The amendment clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendment is effective for reporting periods beginning on or after January 1, 2024. The amendments are not expected to have a material impact on the Group.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts. In June 2020, the IASB issued amendments to IFRS 17. These amendments included changing the effective date to 2023. Effective for annual periods beginning on or after January 1, 2023. The amendments are not expected to have a material impact on the Group.

Definition of Accounting Estimates - Amendments to IAS 8

In February 2021, the Board issued amendments to IAS 8, in which it introduces a new definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. Effective for annual periods beginning on or after January 1, 2023. The amendments are not expected to have a material impact on the Group.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023.

Deferred tax related to Assets and Liabilities arising from a single transaction

On May 7, 2021 the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12), which specifies how companies should account for deferred tax on transactions such as leases and decommissioning obligations as of initial recognition. The amendments clarify that no deferred tax exemption applies on such transactions on initial recognition. Therefore, companies are required to recognize the deferred tax effects thereon to the extent that the related assets or liabilities provide for offsetting temporary differences upon recognition date. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. The Group does not intend to adopt the early application and the amendments are not expected to have a material impact on the Group.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On September 22, 2022, the IASB issued amendments to IFRS 16 - Leases. The amendment clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The amendment is effective for reporting periods beginning on or after January 1, 2024. The amendments are not expected to have a material impact on the Group.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

•
What is meant by a right to defer settlement
•
That a right to defer must exist at the end of the reporting period
•
That classification is unaffected by the likelihood that an entity will exercise its deferral right
•
That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The amendments are not expected to have a material impact on the Group.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments are effective for reporting periods beginning on or after 1 January 2024.

On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments are effective for reporting periods beginning on or after 1 January 2024.

Significant accounting judgements estimates and assumptions

2.19 Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, income, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

In the process of applying the Group’s accounting policies, management has made various judgements. Those which management has assessed to have the most significant effect on the amounts recognized in the financial statements have been discussed below.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are also described in the individual notes. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Share-based payments

The Group has adopted an equity-settled share-based compensation plan, pursuant to which certain participants are granted the right to acquire ordinary shares of the Company. The grants made under this plan are accounted for in accordance with the policy as stated in Note 2.15. The total amount to be expensed is determined by reference to the fair value of the options or restricted stock units granted. The fair value of the options is measured at the date of grant using the Black-Scholes formula as further explained in Note 18.

The use of the Black-Scholes formula requires use of certain assumptions relating to the expected option life, the volatility of stock price, the determination of an appropriate risk-free interest rate and expected dividends.

Research and development expenses

Research and development expenses are currently not capitalized but are expensed because the criteria for capitalization are not met (Note 2.16 and Note 3). At each balance sheet date, the Group estimates the level of services performed by the vendors and the associated costs incurred for the services performed. Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.